Note 14 - Related Party Transactions	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Related Party Transactions Disclosure [Text Block]
8. RELATED PARTY TRANSACTIONS

On August 4, 2011, the Company’s board of directors approved an award of 150,000 shares of Series D Preferred Stock, which fully vested on March 31, 2012, to SG Phoenix LLC, an affiliate of our principal stockholder, for services rendered for the year ended March 31, 2012. The fair value of the Series D Preferred Stock was $150 and stock compensation expense of $15 was recorded for the three months ended June 30, 2011.

On October 14, 2011, the Company raised net proceeds of $2,182 in a private placement through the issuance of 2,320,000 shares of its Series D Preferred Stock. Philip Sassower, the Company’s Chairman of the Board and Chief Executive Officer, purchased 500,000 shares of Series D Preferred Stock in the private placement. In connection with the private placement of the Series D Preferred Stock, the Company paid SG Phoenix LLC, an affiliate of our principal stockholder, an administrative fee of $100 in cash and a warrant to purchase 6,250 shares of common stock at an initial exercise price of $16.00 per share.

On October 14, 2011, The Kent A. Misemer Revocable Trust (12/24/92), for which Mr. Misemer, a member of the Board of Directors, is a trustee, purchased in a private placement 175,000 shares of the Series D Preferred Stock for an aggregate purchase price of $175.

On June 12, 2012, the Company’s Board of Directors approved $10 of fees, to be paid quarterly in the amount of $2.5, to each director for services rendered and to be rendered during the year ending March 31, 2013. General administration expense includes an expense of $15 for the three months ended June 30, 2012.

On June 12, 2012, the Company’s Board of Directors approved $150 of fees, to be paid monthly in the amount of $12.5, to SG Phoenix LLC, an affiliate of our principal stockholder, for services to be rendered during the year ending March 31, 2013. General administration expense includes an expense of $37.5 for the three months ended June 30, 2012.

During the three months ended June 30, 2012 and 2011, the Company purchased approximately $176 and $63, respectively, in components for the Company’s tablet PCs from Ember Industries, Inc., a contract manufacturer. Thomas F. Leonardis, a member of the Company’s Board of Directors, is the Chief Executive Officer and the majority shareholder, of Ember Industries. The Company purchased the components from Ember Industries pursuant to standard purchase orders at Ember Industries’ standard prices. The disinterested members of the Company’s Board of Directors reviewed, approved and ratified the Company’s purchase of component parts from Ember Industries on the described terms.

14. RELATED PARTY TRANSACTIONS

On May 14, 2010, the Company’s board of directors approved the issuance of a warrant to purchase 3,750 shares of the Company’s common stock at an exercise price of $44.00 per share, which fully vested on March 31, 2011, to SG Phoenix LLC, an affiliate of the Company, for services rendered during the year ending March 31, 2011. The fair value of the warrant was approximately $137 and expense of $137 was recorded for the year ended March 31, 2011.

In connection with the Company’s issuance of its Series D Preferred Stock in exchange for its outstanding subordinated secured promissory notes on December 16, 2010, the Company paid SG Phoenix LLC, an affiliate of our principal stockholder, a structuring fee of $100 in cash and issued SG Phoenix LLC a three-year warrant to purchase 6,250 shares of common stock at an exercise price of $16.00 per share.

On December 16, 2010, Phoenix exchanged $1,940 in principal amount of the Company’s promissory notes for shares of the Company’s Series D Preferred Stock. For the year ended March 31, 2011, interest expense of $112 was recognized and paid to Phoenix through the issuance of 37,760 shares of the Company’s Series D Preferred Stock and 2,533 shares of the Company’s common stock in fiscal 2011.

On December 16, 2010, Phoenix Enterprises Family Fund LLC, an affiliate, exchanged $718 in principal amount of the Company’s promissory notes for shares of the Company’s Series D Preferred Stock. For the year ended March 31, 2011, interest expense of $64 was recognized and paid to Phoenix Enterprises Family Fund LLC through the issuance of 15,136 shares of the Company’s Series D Preferred Stock and 1,651 shares of the Company’s common stock in fiscal 2011.

On December 16, 2010, JAG Multi Investments LLC, an affiliate, exchanged $1,018 in principal amount of the Company’s promissory notes for shares of the Company’s Series D Preferred Stock. For the year ended March 31, 2011, interest expense of $91 was recognized and paid to JAG Multi Investments LLC through the issuance of 21,464 shares of the Company’s Series D Preferred Stock and 2,342 shares of the Company’s common stock in fiscal 2011.

On December 16, 2010, Philip S. Sassower, the Company’s Chairman and Chief Executive Officer, exchanged $1,000 in principal amount of the Company’s promissory notes for shares of the Company’s Series D Preferred Stock. For the year ended March 31, 2011, interest expense of $90 was recognized and paid to Mr. Sassower through the issuance of 21,095 shares of the Company’s Series D Preferred Stock and 2,301 shares of the Company’s common stock in fiscal 2011.

On February 23, 2011, Phoenix Enterprises Family Fund LLC, an affiliate, purchased 81,750 shares of Series D Preferred Stock and a three-year warrant to purchase 5,122 shares of common stock at an exercise price of $16.00 per share for $81 and Brian Usher-Jones, a member of the Company’s Board of Directors, purchased 100,000 shares of the Series D Preferred Stock and a three year warrant to purchase 6,250 shares of common stock at an exercise price of $16.00 per share for $100.

On August 4, 2011, the Company’s board of directors approved an award of 150,000 shares of Series D Preferred Stock, which fully vested on March 31, 2012, to SG Phoenix LLC, an affiliate of our principal stockholder, for services rendered during the year ended March 31, 2012. The fair value of the Series D Preferred Stock was $150 and stock compensation expense of $150 recorded for the year ended March 31, 2012.

On October 14, 2011, the Company raised net proceeds of $2,182 in a private placement through the issuance of 2,320,000 shares of its Series D Preferred Stock. Philip Sassower, the Company’s Chairman of the Board and Chief Executive Officer, purchased 500,000 shares of Series D Preferred Stock in the private placement. In connection with the private placement of the Series D Preferred Stock, the Company paid SG Phoenix LLC, an affiliate of our principal stockholder, an administrative fee of $100 in cash and a warrant to purchase 6,250 shares of common stock at an initial exercise price of $16.00 per share. The warrant is substantially similar to the warrants issued with the private placement of 1,000,000 shares of the Series D Preferred Stock on February 23, 2011, except that the warrant expires on October 13, 2014 rather than December 15, 2013.

On October 14, 2011, The Kent A. Misemer Revocable Trust (12/24/92), for which Mr. Misemer, a member of the Company’s Board of Directors, is a trustee, purchased in a private placement 175,000 shares of the Series D Preferred Stock for an aggregate purchase price of $175.

During the fiscal year ended March 31, 2012, the Company purchased approximately $503 in components for the Company’s tablet PCs from Ember Industries, Inc., a contract manufacturer. Thomas F. Leonardis, a member of the Company’s Board of Directors, is the Chief Executive Officer, and the majority shareholder, of Ember Industries. The Company purchased the components from Ember Industries pursuant to standard purchase orders at Ember Industries’ standard prices. The disinterested members of the Company’s Board of Directors reviewed, approved and ratified the Company’s purchase of component parts from Ember Industries on the described terms.